Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Liberty Media and affiliates	Dec. 31, 2010 Liberty Media and affiliates	Dec. 31, 2009 Liberty Media and affiliates	Dec. 31, 2010 Discovery Communications, Liberty Global and affiliates	Dec. 31, 2009 Discovery Communications, Liberty Global and affiliates	Jun. 30, 2010 Discovery Communications	Jun. 30, 2010 Liberty Global	Dec. 31, 2011 Globo and other	Dec. 31, 2010 Globo and other	Dec. 31, 2009 Globo and other	Jun. 16, 2010 Malone Transaction	Apr. 30, 2010 Malone Transaction
Related party transactions
Voting interest held by shareholder, prior to conversion (as a percent)														24.00%	24.00%
Voting interest held by shareholder, after conversion (as a percent)														3.00%	3.00%
Voting interest held by Chairman prior to completion of transaction (as a percent)				35.00%					31.00%	40.00%
Sales:	$ 6	$ 44	$ 77		$ 26	$ 56	$ 5	$ 11			$ 6	$ 13	$ 10
Purchases:	845	893	1,117		143	358	128	255			845	622	504
Accounts receivable	1	2
Accounts payable	$ 96	$ 80